DEBT AND CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Instrument Redemption [Table Text Block]
After December 1, 2014, Operations may redeem the Senior Notes at the redemption prices (expressed as percentages of principal amount) listed below plus accrued and unpaid interest, if any, to the redemption date, if redeemed during the twelve month period beginning on December 1 of each of the years indicated below:

Year	Percentage
2014	105.000%
2015	102.500%
2016 and thereafter	100.000%

Schedule of Debt
ng-term borrowings and lease commitments of the Company as of December 31, 2013 and December 25, 2012, are summarized below:

	2013		2012
	Carrying Value	Interest Rate	Carrying Value	Interest Rate	Interest Rate Calculation	Maturity

Senior Notes	$269,750	10.00%	$415,000	10.00%	Fixed	2018
Secured Credit Facilities
Term Loan	301,106	4.00%	304,575	5.00%	As of December 31, 2013, greater of (i) 4.0% or (ii) an elected LIBOR + 3.0%; as of December 25, 2012, greater of (i) 5.0% or (ii) an elected LIBOR + 3.75%	2020
Revolving Credit Borrowings - Tranche A ($5,093 capacity) (1)	—	6.00%	—	6.00%	Greater of (i) 6.0% or (ii) an elected LIBOR + 4.5%	2015
Revolving Credit Borrowings - Tranche B ($135,000 capacity) (2)	—	3.25%	—	—%	LIBOR plus a margin of 3.0%	2018
Mortgage Loans
General Electric Capital Corporation	30,313	6.00%	30,992	6.00%	5.00% plus the greater of (i) three month LIBOR or (ii) 1%	2017
Notes payable related to certain Non-Core Development Entities	11,837	9.00%	11,837	9.00%	Fixed	(3)
Atlantic Capital Bank	3,493	4.50%	3,653	4.50%	Greater of (i) 3.0% + 30 day LIBOR or (ii) 4.5%	2015
BancFirst	4,652	4.50%	—	—	Greater of (i) 4.50% or prime rate	2016
Other indebtedness	2,837	4.75% - 8.00%	3,145	5.75% - 8.00%	Fixed	Various

	623,988		769,202
Capital leases	25,691		24,155
	649,679		793,357
Less current portion	(11,567)		(24,988)
	$638,112		$768,369

Schedule of Maturities of Long-term Debt
The amount of long-term debt maturing in each of the five years subsequent to 2013 and thereafter is as follows:

Year	Debt	Capital Leases	Total
2014	$1,714	$9,853	$11,567
2015	4,730	8,187	12,917
2016	4,568	4,994	9,562
2017	28,885	2,250	31,135
2018	270,080	407	270,487
Thereafter	314,011	—	314,011
Total	$623,988	$25,691	$649,679